Stock Award Plans and Stock Based Compensation - Schedule of Stock Options Roll Forward (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Warrants
Beginning balance (in shares)		72,763	252,006	72,763
Granted (in shares)			132,669	190,476
Exercised (in shares)	(6)	(67)	0	(277)
Expired (in shares)			(14,467)	(3,074)
Forfeitures (in shares)			(18,621)	(7,882)
Ending balance (in shares)			351,587	252,006
Weighted Average Exercise Price
Beginning balance (in usd per share)		$ 1,782	$ 28,358.3	$ 1,782
Granted (in usd per share)			39.74	71.25
Exercised (in usd per share)			0	82.50
Expired (in usd per share)			80,713.98	6,980.25
Forfeited (in usd per share)			74.97	101.25
Ending balance (in usd per share)			$ 17,016.13	$ 28,358.3
Additional Disclosures
Outstanding, aggregate intrinsic value			$ 0	$ 0	$ 0
Exercisable, aggregate intrinsic value			$ 0
Exercisable (in shares)			234,834
Exercisable, weighted average exercise price (in usd per share)			$ 25,446.1
2011 Plan
Number of Warrants
Beginning balance (in shares)		96	73	96
Granted (in shares)			0	0
Exercised (in shares)			0	0
Expired (in shares)			(16)	(23)
Forfeitures (in shares)			0	0
Ending balance (in shares)			57	73
Additional Disclosures
Exercisable (in shares)			57
2018 Plan
Number of Warrants
Beginning balance (in shares)		72,666	251,932	72,666
Granted (in shares)			132,669	190,476
Exercised (in shares)			0	(277)
Expired (in shares)			(14,451)	(3,051)
Forfeitures (in shares)			(18,621)	(7,882)
Ending balance (in shares)			351,529	251,932
Additional Disclosures
Exercisable (in shares)			234,776
Non Plan
Number of Warrants
Beginning balance (in shares)		1	1	1
Granted (in shares)			0	0
Exercised (in shares)			0	0
Expired (in shares)			0	0
Forfeitures (in shares)			0	0
Ending balance (in shares)			1	1
Additional Disclosures
Exercisable (in shares)			1